Maturity of Assets and Liabilities (Details Textual) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Maturity of Assets and Liabilities [abstract]
Provisions for loans to customers	$ 649,233	$ 585,378
Provisions for loans and advances to banks	110	1,012
Term saving accounts	$ 239,850	$ 224,303